Related party transactions - Disclosure of significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Net revenues	€ 179,592	€ 149,419	€ 47,656	[1]
Cost of revenues	144,327	119,943	38,250	[1]
Selling, general and other costs	8,981	9,130	3,923	[1]
Net financial (income)/expenses	768	734	94	[1]
Trade and other receivables	14,870	11,442
Trade payables and other liabilities	54,383	50,316
Asset- backed financing	1,655	993
Debt	25,498	32,589
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Net revenues	11,464	10,837	7,293
Cost of revenues	3,302	4,502	2,801
Selling, general and other costs	210	222	48
Net financial (income)/expenses	5	30	(5)
Trade and other receivables	1,795	837
Trade payables and other liabilities	1,089	1,372
Asset- backed financing	57	121
Debt	137	142
Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	11,076	9,947	7,212
Cost of revenues	2,959	2,010	884
Selling, general and other costs	67	78	0
Net financial (income)/expenses	6	36	(2)
Trade and other receivables	1,533	647
Trade payables and other liabilities	897	835
Asset- backed financing	57	121
Debt	129	114
Associates
Disclosure of transactions between related parties [line items]
Net revenues	65	91	81
Cost of revenues	183	2,192	1,917
Selling, general and other costs	16	16	0
Net financial (income)/expenses	0	(2)	(3)
Trade and other receivables	102	34
Trade payables and other liabilities	27	437
Asset- backed financing	0	0
Debt	0	0
CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	306	538	0
Cost of revenues	110	289	0
Selling, general and other costs	122	123	48
Net financial (income)/expenses	0	0	0
Trade and other receivables	65	95
Trade payables and other liabilities	74	66
Asset- backed financing	0	0
Debt	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Net revenues	17	261	0
Cost of revenues	50	11	0
Selling, general and other costs	5	5	0
Net financial (income)/expenses	(1)	(4)	0
Trade and other receivables	95	61
Trade payables and other liabilities	91	34
Asset- backed financing	0	0
Debt	8	28
Tofas | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	1,129	831	0
Cost of revenues	1,699	1,220	0
Selling, general and other costs	24	14	0
Net financial (income)/expenses	0	0	0
Trade and other receivables	214	25
Trade payables and other liabilities	423	356
Asset- backed financing	0	0
Debt	0	0
FCA Bank | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	2,007	1,666	0
Cost of revenues	33	19	0
Selling, general and other costs	30	(1)	0
Net financial (income)/expenses	21	39	0
Trade and other receivables	272	105
Trade payables and other liabilities	122	115
Asset- backed financing	2	1
Debt	113	88
GAC-Stellantis JV | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	24	45	0
Cost of revenues	0	0	0
Selling, general and other costs	0	0	0
Net financial (income)/expenses	(2)	(3)	0
Trade and other receivables	0	125
Trade payables and other liabilities	14	5
Asset- backed financing	0	0
Debt	0	0
Dongfeng Peugeot Citroën Auto Finance Company | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	140	150	95
Cost of revenues	604	122	54
Selling, general and other costs	0	0	0
Net financial (income)/expenses	(7)	0	(2)
Trade and other receivables	114	132
Trade payables and other liabilities	64	68
Asset- backed financing	0	0
Debt	0	0
Partnership with Santander | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	4,358	3,955	3,799
Cost of revenues	504	632	558
Selling, general and other costs	1	57	0
Net financial (income)/expenses	(2)	0	0
Trade and other receivables	538	165
Trade payables and other liabilities	100	139
Asset- backed financing	55	120
Debt	16	26
Partnership with BNP Paribas Personal Finance(1) | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	3,415	3,296	3,318
Cost of revenues	119	15	272
Selling, general and other costs	0	0	0
Net financial (income)/expenses	0	0	0
Trade and other receivables	381	93
Trade payables and other liabilities	158	138
Asset- backed financing	0	0
Debt	0	0
Adjustment in revenues, sales of vehicles through joint ventures		2,563	2,540
Other | Joint arrangements
Disclosure of transactions between related parties [line items]
Net revenues	3	4	0
Cost of revenues	0	2	0
Selling, general and other costs	12	8	0
Net financial (income)/expenses	(4)	0	0
Trade and other receivables	14	2
Trade payables and other liabilities	16	14
Asset- backed financing	0	0
Debt	0	0
Other | Associates
Disclosure of transactions between related parties [line items]
Net revenues	65	66	58
Cost of revenues	183	144	4
Selling, general and other costs	16	16	0
Net financial (income)/expenses	0	(2)	(3)
Trade and other receivables	102	19
Trade payables and other liabilities	27	54
Asset- backed financing	0	0
Debt	0	0
Other | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	1	179	0
Cost of revenues	1	5	0
Selling, general and other costs	48	49	0
Net financial (income)/expenses	0	0	0
Trade and other receivables	1	55
Trade payables and other liabilities	39	31
Asset- backed financing	0	0
Debt	0	0
GEFCO | Associates
Disclosure of transactions between related parties [line items]
Net revenues	0	25	23
Cost of revenues	0	2,048	1,913
Selling, general and other costs	0	0	0
Net financial (income)/expenses	0	0	0
Trade and other receivables	0	15
Trade payables and other liabilities	0	383
Asset- backed financing	0	0
Debt	0	0
Iveco | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	233	0	0
Cost of revenues	26	0	0
Selling, general and other costs	(1)	0	0
Net financial (income)/expenses	0	0	0
Trade and other receivables	34	0
Trade payables and other liabilities	17	0
Asset- backed financing	0	0
Debt	0	0
CNHI | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	50	332	0
Cost of revenues	0	169	0
Selling, general and other costs	0	1	0
Net financial (income)/expenses	0	0	0
Trade and other receivables	19	29
Trade payables and other liabilities	1	12
Asset- backed financing	0	0
Debt	0	0
Ferrari N.V. | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	22	27	0
Cost of revenues	83	115	0
Selling, general and other costs	0	0	0
Net financial (income)/expenses	0	0	0
Trade and other receivables	11	11
Trade payables and other liabilities	17	23
Asset- backed financing	0	0
Debt	0	0
Directors and Key Management | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	0	0	0
Selling, general and other costs	75	73	48
Net financial (income)/expenses	€ 0	€ 0	€ 0

[1]	Refer to Note 3, Scope of consolidation